Financial risk management - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 26, 2022 CNY (¥)	Jan. 26, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Total cash consideration				¥ 556,356	$ 80,663
Borrowings				503,155		¥ 0
Listed equity investment				¥ 129,060			[1]
Anji Datacom [Member] | Supplier concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Cost of Sales				33.00%	33.00%
Contract Term				5 years	5 years
Contract Expiration Date				Mar. 30, 2027	Mar. 30, 2027
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				¥ 503,200		0
Percentage of reasonably possible increase in unobservable input, liabilities				100.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				100.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities				¥ 2,000		0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities				¥ 2,000		0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities				¥ 12,900		0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities				12,900		0
Listed equity investment				¥ 129,100		¥ 0
Convertible Redeemable Preference Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Total cash consideration	¥ 556,400	$ 87,300	¥ 556,400

[1]	Investment